UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED    MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number

811-21853

Northern Lights Variable Trust

(Exact name of registrant as specified in charter)

17605 Wright Street, Suite 2; Omaha, NE  68130

(Address of principal executive offices)

(Zip code)

James Ash

             Gemini Fund Services, LLC., 450 Wireless Boulevard; Hauppauge, NY 11788

(Name and address of agent for service)

Registrant's telephone number, including area code:

631-470-2619

Date of fiscal year end:

12/31

Date of reporting period:  09/30/2012

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5).  The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public.  A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.  Schedule of Investments.

Changing Parameters Portfolio
PORTFOLIO OF INVESTMENTS (Unaudited)
September 30, 2012

	Shares		Value
		MUTUAL FUNDS - 98.3%
		DEBT FUNDS - 98.3%
	96,882	BlackRock GNMA Portfolio - Institutional Class	$ 1,017,263
	180,856	DoubleLine Total Return Bond Fund - I Shares	2,061,753
	55,943	MFS Municipal High Income Fund - Class A	460,407
	138,640	Nuveen High Yield Municipal Bond Fund - I Shares	2,351,333
	182,513	PIMCO Income Fund - Institutional Class	2,230,312
	126,679	PIMCO Total Return Fund - Institutional Class	1,466,942
	101,477	RidgeWorth High Income Fund - I Shares	714,399
	62,565	SEI Institutional International Trust- Emerging Markets Debt Fund - Class A	755,154
	162,841	TCW Total Return Bond Fund - I Shares	1,665,859
	93,249	Transamerica AEGON High-Yield Bond - I Shares	895,190
	102,076	Western Asset Global High Yield Bond Fund- Institutional Class	731,886
		TOTAL MUTUAL FUNDS (Cost $13,757,364)	14,350,498

		SHORT-TERM INVESTMENTS - 1.6%
		MONEY MARKET FUNDS - 1.6%
	46,312	Dreyfus Government Cash
		Management - Institutional Class, 0.03% +	46,312
	46,312	Fidelity Institutional Government
		Portfolio - Class I, 0.03% +	46,312
	46,312	Goldman Sachs Financial Square Funds
		Government Fund - Institutional Class, 0.18% +	46,312
	46,313	JP Morgan U.S. Government
		Money Market Fund - Capital Class, 0.03% +	46,313
	46,313	Milestone Treasury Obligations
		Portfolio - Institutional Class, 0.03% +	46,313
		TOTAL SHORT-TERM INVESTMENTS (Cost $231,562)	231,562

		TOTAL INVESTMENTS - 99.9% (Cost $13,988,926) (a)	$ 14,582,060
		LIABILITIES LESS OTHER ASSETS - 0.1%	11,316
		NET ASSETS - 100.0%	$ 14,593,376

+	Reflects 7-day effective yield at September 30, 2012.

(a) Represents cost for financial reporting purpose and differs from market value by net unrealized appreciation / (depreciation) of securities as follows:
		Unrealized appreciation:	$ 593,134
		Unrealized depreciation:	-
		Net unrealized appreciation:	$ 593,134

The following is a summary of significant accounting policies followed by the Portfolios in the preparation of their financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”).

Securities valuation – Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price (“NOCP”).  In the absence of a sale such securities shall be valued at the last bid price on the day of valuation.   Short-term debt obligations having 60 days or less remaining until maturity, at time of purchase, are valued at amortized cost.  Investments in open-end investment companies are valued at net asset value.

In unusual circumstances, instead of valuing securities in the usual manner, securities will be valued at their fair market value as determined in good faith by the Trust’s Fair Value Committee and in accordance with the Trust’s Portfolio Securities Valuation Procedures (the “Procedures”). The Board of Trustees (the “Board”) will review the fair value method in use for securities requiring a fair market value determination at least quarterly. The Procedures consider, among others, the following factors to determine a security’s fair value: the nature and pricing history (if any) of the security; whether any dealer quotations for the security are available; and possible valuation methodologies that could be used to determine the fair value of the security.

Valuation of Fund of Funds - The Portfolios may invest in portfolios of open-end investment companies (the “underlying funds”).  Open-end funds are valued at their respective net asset values as reported by such investment companies. Open-end funds value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value based on the methods established by the board of directors of the open-end funds.

Each Portfolio utilizes various methods to measure the fair value of all of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Portfolio has the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument in an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Portfolio’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment.  Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.  The following tables summarize the inputs used as of September 30, 2012 for each Portfolio’s investments measured at fair value:

Assets	Level 1	Level 2	Level 3	Total
Mutual Funds	$ 14,350,498	$ -	$ -	$ 14,350,498
Money Market Funds	231,562	-	-	231,562
Total	$ 14,582,060	$ -	$ -	$ 14,582,060

The Portfolios did not hold any Level 3 securities during the period.

There were no transfers in to or out of Level 1 and Level 2 during the current period presented.  It is the Portfolios’ policy to record transfers between Level 1 and Level 2 at the end of the reporting period.

Item 2. Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the  Securities Exchange Act of 1934, as amended.

(b)

There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

 Item 3.  Exhibits.

Certifications required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) (and Item 3 of Form N-Q) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Changing Parameters Portfolio

By

*/s/ Andrew B. Rogers

       Andrew B. Rogers, President

Date

11/26/2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By

*/s/ Andrew B. Rogers

       Andrew B. Rogers, President

Date

11/26/2012

By

*/s/ Kevin E. Wolf

       Kevin E. Wolf, Treasurer

Date

11/26/2012